Summary of Significant Accounting Policies - Summary of Asset Retirement Obligations (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Asset Retirement Obligation [Abstract]
Beginning balance	₨ 665	$ 8.8	₨ 357
Addition during the year	40	0.5	285
Accretion expense	36	0.5	23	₨ 18
Ending balance	₨ 741	$ 9.8	₨ 665	₨ 357